CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Successor [Member]	Dec. 31, 2013 Successor [Member]		Dec. 31, 2012 Successor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2012 Common Class B [Member]	Mar. 31, 2014 Common Class B [Member] Successor [Member]	Dec. 31, 2013 Common Class B [Member] Successor [Member]
Current Assets
Cash and Cash Equivalents			$ 6,351	$ 4,970	$ 6,364		$ 5	$ 6,351
Short-term Investments				1,220	1,105		0	1,849
Accounts and notes receivable, net				3,607	3,570		6	3,658
Device and accessory inventory				982	1,205		0	1,200
Current deferred tax asset				128	186		0	1
Prepaid expenses and other current assets				672	628	[1]	0	700
Total current assets				11,579	13,058		11	13,759
Investments				146	143		3,104	1,053
Property, Plant and Equipment, Net				16,299	16,164		0	13,607
Intangible assets
Goodwill				6,383	6,434		0	359
FCC licenses and other				41,978	41,824		0	20,677
Definite-lived intangible assets, net				7,558	8,014		0	1,335
Other assets				746	458	[1]	0	780
Total assets				84,689	86,095		3,115	51,570
Current Liabilities
Accounts payable				3,163	3,312	[1],[2]	0	3,487
Accrued expenses and other current liabilities				5,544	6,363	[1]	4	5,008
Current portion of long-term debt, financing and capital lease obligations				991	994		0	379
Total current liabilities				9,698	10,669		4	8,874
Long-term debt, financing and capital lease obligations				31,787	32,017		0	23,962
Deferred Tax Liabilities				14,207	14,227		1	7,047
Other liabilities				3,685	3,598	[1]	0	4,600
Total liabilities				59,377	60,511		5	44,483
Commitments and contingencies
Shareholders' Equity
Common shares	0	0	0	39	39		0	6,019	0	0	0
Paid-in capital				27,354	27,330		3,137	47,016
Accumulated deficit				(2,038)	(1,887)		(27)	(44,815)
Accumulated other comprehensive income (loss)				(43)	102		0	(1,133)
Total shareholders' equity				25,312	25,584		3,110	7,087
Total Liabilities and Shareholders' Equity				$ 84,689	$ 86,095		$ 3,115	$ 51,570

[1]	Successor balances at December 31, 2012 primarily consisted of interest receivable and accrued taxes and were insignificant, therefore, they are excluded from the table.
[2]	Includes liabilities in the amounts of $91 million, $134 million and $117 million as of the Successor periods ended March 31, 2014 and December 31, 2013 and Predecessor period ended December 31, 2012, respectively, for checks issued in excess of associated bank balances but not yet presented for collection.